Financial Instruments - Additional information (Detail) $ in Millions	9 Months Ended
	Sep. 30, 2020 CAD ($) $ / bbl	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about financial instruments [Line Items]
Debt, carrying value	$ 7,797	$ 6,699
Discounted Credit adjusted risk free rate	3.70%
Estimated fair value of contingent payment	$ 46	143
WCS Forward Prices [Member]
Disclosure of detailed information about financial instruments [Line Items]
Average forward price for Western Canadian Select Crude Oil for the remaining term | $ / bbl	37.41
WTI Option Volatility [Member]
Disclosure of detailed information about financial instruments [Line Items]
Average volatility contingent payment percentage	37.50%
U.S. to Canadian Dollar Foreign Exchange Average Rate Volatility Contingent Payment [Member]
Disclosure of detailed information about financial instruments [Line Items]
Average volatility contingent payment percentage	6.80%
Level 2 of Fair Value Hierarchy [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt, fair value	$ 7,307	$ 7,610